Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 13 — LEASES

The Company has an operating lease for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Prime Rate ranged from 5.250% to 5.500% during the year ended March 31, 2026, was not applicable for the year ended March 31, 2025, and ranged from 5.875% to 6.125% during the year ended March 31, 2024, was the most indicative rate of the Company’s incremental borrowing cost for the calculation of the present value of the lease payments.

As of March 31, 2026 and 2025, the right-of-use asset was $419,980 and $160,708, respectively.

As of March 31, 2026 and 2025, lease liabilities consists of the following:

	March 31,
	2026	2025
Lease liabilities – current portion	$158,018	$160,708
Lease liabilities – non-current portion	261,962	—
Total	$419,980	$160,708

During the years ended March 31, 2026, 2025 and 2024, the Company incurred total operating lease expenses of $191,537, $165,868 and $165,868, respectively.

Other lease information is as follows:

	March 31,
	2026	2025
Weighted-average remaining lease term – operating leases	2.7 years	1.0 year
Weighted-average discount rate – operating leases	5.27%	5.88%

The following is a schedule of future minimum payments under operating leases as of March 31, 2026:

Within 12 months	$176,348
More than 12 months and within 24 months	148,143
More than 24 months and within 36 months	127,381
Total lease payments	451,872
Less: imputed interest	(31,892)
Total operating lease liabilities, net of interest	$419,980